INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
(3)	INVENTORIES

	December 31, 2010	December 31, 2011
Inventories consist of the following:

Raw materials	149,004	78,858
Work in progress	106,872	163,831
Supplies	129,951	99,018
Finished goods	101,809	313,240

	487,636	654,947

Inventories:
– Current	474,612	654,947
– Non-current	13,024	0

Raw materials, work in progress and supplies consigned to third parties	46,820	14,185

Raw materials consist of a variety of polysilicon materials, including solar-grade virgin polysilicon, recyclable polysilicon materials, silicon powder and trichlorosilane.

Write-downs of raw materials, work in progress and finished goods inventories were US$180,213, US$6,113 and US$305,175 during the years ended December 31, 2009, 2010 and 2011, respectively, and are included in cost of goods sold.